Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GuideStone Funds
Prospectus Date	rr_ProspectusDate	May 01, 2016
Supplement [Text Block]	gsf_SupplementTextBlock

GUIDESTONE FUNDS

Supplement dated June 24, 2016

to

Prospectus dated May 1, 2016

This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

I.         CHANGES TO AVERAGE ANNUAL TOTAL RETURNS TABLE FOR THE

REAL ESTATE SECURITIES FUND, INTERNATIONAL EQUITY FUND AND GLOBAL

NATURAL RESOURCES EQUITY FUND

Under the heading “Performance” for the Real Estate Securities Fund, on page 84, the table entitled “Average Annual Total Returns as of 12/31/15*” is deleted in its entirety and replaced with the following:

Average Annual Total Returns as of 12/31/15*

	One Year	Five Years	Since Inception (12/29/2006)
Investor Class before taxes	0.34%	8.48%	2.72%
Investor Class after taxes on distributions(1)	(2.32)%	6.43%	0.97%
Investor Class after taxes on distributions and sale of Fund shares(1)(2)	0.98%	6.02%	1.53%
FTSE EPRA/NAREIT Developed Index (reflects no deductions for fees, expenses or taxes)	(0.79)%	7.17%	1.25%
*
The Institutional Class commenced operations on May 1, 2015, and therefore, no returns are shown for the Institutional Class. The performance in the table is that of the Investor Class. The returns of the Institutional Class will be substantially similar to those presented because the shares are invested in the same portfolio of securities and the average annual total return will differ only to the extent that the Institutional Class does not have the same expenses as the Investor Class. However, because the Investor Class has higher expenses, its performance typically will be lower than that of the Institutional Class.

(1)
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement arrangements (“IRAs”). After-tax returns are shown for only the Investor Class. After-tax returns for the Institutional Class will vary.

(2)	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Under the heading “Performance” for the International Equity Fund, beginning on page 101, the table entitled “Average Annual Total Returns as of 12/31/15” is deleted in its entirety and replaced with the following:

Average Annual Total Returns as of 12/31/15

	One Year	Five Years	Ten Years	Since Inception (8/27/2001)
Investor Class before taxes	(2.16)%	1.82%	2.33%	4.96%
Investor Class after taxes on distributions(1)	(3.09)%	1.35%	1.42%	4.25%
Investor Class after taxes on distributions and sale of Fund shares(1)(2)	(0.47)%	1.44%	2.04%	4.23%
Institutional Class before taxes	(1.93)%	2.06%	2.55%	5.17%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses or taxes)	(0.81)%	3.60%	3.03%	4.91%
(1)
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement arrangements (“IRAs”). After-tax returns are shown for only the Investor Class. After-tax returns for the Institutional Class will vary.

(2)	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Under the heading “Performance” for the Global Natural Resources Equity Fund, on page 110, the table entitled “Average Annual Total Returns as of 12/31/15” is deleted in its entirety and replaced with the following:

Average Annual Total Returns as of 12/31/15

	One Year	Since Inception (7/1/2013)
Investor Class before taxes	(34.49)%	(22.34)%
Investor Class after taxes on distributions(1)	(34.51)%	(22.78)%
Investor Class after taxes on distributions and sale of Fund shares(1)(2)	(19.51)%	(16.23)%
MSCI World Commodity Producers Index (reflects no deduction for fees, expenses or taxes)(3)	(25.62)%	(11.11)%
NYSE Arca Gold Miners Index (reflect no deduction for fees, expenses or taxes)(3)	(25.52)%	(19.33)%
Composite Index (reflects no deduction for fees, expenses or taxes)(3)	(24.44)%	(12.49)%
(1)
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement arrangements (“IRAs”).

(2)	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
(3)
Historically, the Fund has compared its performance to its primary broad-based index, the MSCI World Commodity Producers Index, as well as another broad-based index and a composite index. Effective December 1, 2015, the Fund will compare its performance only to its primary broad-based index because that index is composed of securities which more closely compare to the Fund’s portfolio.

Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gsf_SupplementTextBlock
GUIDESTONE FUNDS

Supplement dated June 24, 2016

to

Prospectus dated May 1, 2016

This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

I.         CHANGES TO AVERAGE ANNUAL TOTAL RETURNS TABLE FOR THE

REAL ESTATE SECURITIES FUND, INTERNATIONAL EQUITY FUND AND GLOBAL

NATURAL RESOURCES EQUITY FUND

Under the heading “Performance” for the Real Estate Securities Fund, on page 84, the table entitled “Average Annual Total Returns as of 12/31/15*” is deleted in its entirety and replaced with the following:

Average Annual Total Returns as of 12/31/15*

	One Year	Five Years	Since Inception (12/29/2006)
Investor Class before taxes	0.34%	8.48%	2.72%
Investor Class after taxes on distributions(1)	(2.32)%	6.43%	0.97%
Investor Class after taxes on distributions and sale of Fund shares(1)(2)	0.98%	6.02%	1.53%
FTSE EPRA/NAREIT Developed Index (reflects no deductions for fees, expenses or taxes)	(0.79)%	7.17%	1.25%
*
The Institutional Class commenced operations on May 1, 2015, and therefore, no returns are shown for the Institutional Class. The performance in the table is that of the Investor Class. The returns of the Institutional Class will be substantially similar to those presented because the shares are invested in the same portfolio of securities and the average annual total return will differ only to the extent that the Institutional Class does not have the same expenses as the Investor Class. However, because the Investor Class has higher expenses, its performance typically will be lower than that of the Institutional Class.

(1)
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement arrangements (“IRAs”). After-tax returns are shown for only the Investor Class. After-tax returns for the Institutional Class will vary.

(2)	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Institutional Class commenced operations on May 1, 2015, and therefore, no returns are shown for the Institutional Class.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/15
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement arrangements (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the Investor Class. After-tax returns for the Institutional Class will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Real Estate Securities Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.34%	[1]
Five Years	rr_AverageAnnualReturnYear05	8.48%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.72%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2006	[1]
Real Estate Securities Fund | after taxes on distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.32%)	[1],[2]
Five Years	rr_AverageAnnualReturnYear05	6.43%	[1],[2]
Since Inception	rr_AverageAnnualReturnSinceInception	0.97%	[1],[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2006	[1],[2]
Real Estate Securities Fund | after taxes on distributions and sale of Fund shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.98%	[1],[2],[3]
Five Years	rr_AverageAnnualReturnYear05	6.02%	[1],[2],[3]
Since Inception	rr_AverageAnnualReturnSinceInception	1.53%	[1],[2],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2006	[1],[2],[3]
Real Estate Securities Fund | FTSE EPRA/NAREIT Developed Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.79%)	[1]
Five Years	rr_AverageAnnualReturnYear05	7.17%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.25%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2006	[1]
INTERNATIONAL EQUITY
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gsf_SupplementTextBlock
GUIDESTONE FUNDS

Supplement dated June 24, 2016

to

Prospectus dated May 1, 2016

This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

I.         CHANGES TO AVERAGE ANNUAL TOTAL RETURNS TABLE FOR THE

REAL ESTATE SECURITIES FUND, INTERNATIONAL EQUITY FUND AND GLOBAL

NATURAL RESOURCES EQUITY FUND

Under the heading “Performance” for the International Equity Fund, beginning on page 101, the table entitled “Average Annual Total Returns as of 12/31/15” is deleted in its entirety and replaced with the following:

Average Annual Total Returns as of 12/31/15

	One Year	Five Years	Ten Years	Since Inception (8/27/2001)
Investor Class before taxes	(2.16)%	1.82%	2.33%	4.96%
Investor Class after taxes on distributions(1)	(3.09)%	1.35%	1.42%	4.25%
Investor Class after taxes on distributions and sale of Fund shares(1)(2)	(0.47)%	1.44%	2.04%	4.23%
Institutional Class before taxes	(1.93)%	2.06%	2.55%	5.17%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses or taxes)	(0.81)%	3.60%	3.03%	4.91%
(1)
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement arrangements (“IRAs”). After-tax returns are shown for only the Investor Class. After-tax returns for the Institutional Class will vary.

(2)	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/15
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement arrangements (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the Investor Class. After-tax returns for the Institutional Class will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
INTERNATIONAL EQUITY | Investor Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.16%)
Five Years	rr_AverageAnnualReturnYear05	1.82%
Ten Years	rr_AverageAnnualReturnYear10	2.33%
Since Inception	rr_AverageAnnualReturnSinceInception	4.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 27, 2001
INTERNATIONAL EQUITY | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.93%)
Five Years	rr_AverageAnnualReturnYear05	2.06%
Ten Years	rr_AverageAnnualReturnYear10	2.55%
Since Inception	rr_AverageAnnualReturnSinceInception	5.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 27, 2001
INTERNATIONAL EQUITY | after taxes on distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.09%)	[2]
Five Years	rr_AverageAnnualReturnYear05	1.35%	[2]
Ten Years	rr_AverageAnnualReturnYear10	1.42%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.25%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 27, 2001	[2]
INTERNATIONAL EQUITY | after taxes on distributions and sale of Fund shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.47%)	[2],[3]
Five Years	rr_AverageAnnualReturnYear05	1.44%	[2],[3]
Ten Years	rr_AverageAnnualReturnYear10	2.04%	[2],[3]
Since Inception	rr_AverageAnnualReturnSinceInception	4.23%	[2],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 27, 2001	[2],[3]
INTERNATIONAL EQUITY | MSCI EAFE Index (Net) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.81%)
Five Years	rr_AverageAnnualReturnYear05	3.60%
Ten Years	rr_AverageAnnualReturnYear10	3.03%
Since Inception	rr_AverageAnnualReturnSinceInception	4.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 27, 2001
Global Natural Resources Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gsf_SupplementTextBlock
GUIDESTONE FUNDS

Supplement dated June 24, 2016

to

Prospectus dated May 1, 2016

This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

I.         CHANGES TO AVERAGE ANNUAL TOTAL RETURNS TABLE FOR THE

REAL ESTATE SECURITIES FUND, INTERNATIONAL EQUITY FUND AND GLOBAL

NATURAL RESOURCES EQUITY FUND

Under the heading “Performance” for the Global Natural Resources Equity Fund, on page 110, the table entitled “Average Annual Total Returns as of 12/31/15” is deleted in its entirety and replaced with the following:

Average Annual Total Returns as of 12/31/15

	One Year	Since Inception (7/1/2013)
Investor Class before taxes	(34.49)%	(22.34)%
Investor Class after taxes on distributions(1)	(34.51)%	(22.78)%
Investor Class after taxes on distributions and sale of Fund shares(1)(2)	(19.51)%	(16.23)%
MSCI World Commodity Producers Index (reflects no deduction for fees, expenses or taxes)(3)	(25.62)%	(11.11)%
NYSE Arca Gold Miners Index (reflect no deduction for fees, expenses or taxes)(3)	(25.52)%	(19.33)%
Composite Index (reflects no deduction for fees, expenses or taxes)(3)	(24.44)%	(12.49)%
(1)
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement arrangements (“IRAs”).

(2)	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
(3)
Historically, the Fund has compared its performance to its primary broad-based index, the MSCI World Commodity Producers Index, as well as another broad-based index and a composite index. Effective December 1, 2015, the Fund will compare its performance only to its primary broad-based index because that index is composed of securities which more closely compare to the Fund’s portfolio.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/15
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Historically, the Fund has compared its performance to its primary broad-based index, the MSCI World Commodity Producers Index, as well as another broad-based index and a composite index. Effective December 1, 2015, the Fund will compare its performance only to its primary broad-based index because that index is composed of securities which more closely compare to the Fund’s portfolio.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement arrangements (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Global Natural Resources Equity Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(34.49%)
Since Inception	rr_AverageAnnualReturnSinceInception	(22.34%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2013
Global Natural Resources Equity Fund | after taxes on distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(34.51%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(22.78%)	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2013	[4]
Global Natural Resources Equity Fund | after taxes on distributions and sale of Fund shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(19.51%)	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(16.23%)	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2013	[3],[4]
Global Natural Resources Equity Fund | MSCI World Commodity Producers Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(25.62%)	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	(11.11%)	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2013	[5]
Global Natural Resources Equity Fund | NYSE Arca Gold Miners Index (reflect no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(25.52%)	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	(19.33%)	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2013	[5]
Global Natural Resources Equity Fund | Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(24.44%)	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	(12.49%)	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2013	[5]

[1]	The Institutional Class commenced operations on May 1, 2015, and therefore, no returns are shown for the Institutional Class. The performance in the table is that of the Investor Class. The returns of the Institutional Class will be substantially similar to those presented because the shares are invested in the same portfolio of securities and the average annual total return will differ only to the extent that the Institutional Class does not have the same expenses as the Investor Class. However, because the Investor Class has higher expenses, its performance typically will be lower than that of the Institutional Class.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement arrangements (“IRAs”). After-tax returns are shown for only the Investor Class. After-tax returns for the Institutional Class will vary.
[3]	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
[4]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement arrangements (“IRAs”).
[5]	Historically, the Fund has compared its performance to its primary broad-based index, the MSCI World Commodity Producers Index, as well as another broad-based index and a composite index. Effective December 1, 2015, the Fund will compare its performance only to its primary broad-based index because that index is composed of securities which more closely compare to the Fund’s portfolio.